Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL

On December 13, 2018, Navios Acquisition acquired, as part of the Merger, at fair value, the intangible assets of Navios Midstream, consisting of favorable lease terms.

Intangible assets as of June 30, 2020 and December 31, 2019 were $0.

On September 25, 2019, the U.S. Department of Treasury’s Office of Foreign Assets Control added, amongst others, COSCO Shipping Tanker (Dalian) Co., Ltd. (“COSCO Dalian”) to the Specially Designated Nationals and Blocked Persons list after being determined by the State Department to meet the criteria for the imposition of sanctions under Executive Order 13846. The Company had two VLCCs chartered to COSCO Dalian, the Nave Constellation (ex. Shinyo Saowalak) and the Nave Universe (ex. Shinyo Kieran), through June 18, 2025 and June 8, 2026, respectively, each at a net rate of $48,153 per day, with profit sharing above $54,388. Subsequent to September 30, 2019 both charter contracts have been terminated and the two vessels are now employed in the open market.

COSCO Dalian was removed from the Specially Designated Nationals and Blocked Persons list on January 31, 2020.

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2020 and 2019 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Favorable lease terms charter-out	$—	$(1,319)	$—	$(2,639)
Total	$—	$(1,319)	$—	$(2,639)